15005632

Received
MAR 18 2015
Washington, DC 20549

Nasdaq
805 King Farm Boulevard
Rockville, MD 20850
Nasdaq.com

William Slattery, CFA
Vice President
Listing Qualifications

001-36885

By Electronic Mail

March 18, 2015

CERTNAS

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on March 17, 2015 The Nasdaq Stock Market (the "Exchange") received from Tantech Holdings, Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Common Shares, par value $0.001 per share

We further certify that the security described above have been approved by the Exchange for listing and registration upon official notice of issuance.

We understand that the Registrant is seeking effectiveness of the Form 8-A 12(b) concurrently with effectiveness of its 1933 Act Registration Statement, and we hereby join in such request.

Sincerely,

William Slattery